Financial Instruments and Risk Management (Details) - Schedule of Assets and Liabilities Measured at Fair Value - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments and Risk Management [Line Items]
Short-term investment	$ 86,112	$ 193,750
Derivative liability		290,569
Derivative warrants liability	4,310,379
Quoted prices in active markets for identical instruments (Level 1) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment	86,112	193,750
Derivative liability
Derivative warrants liability
Significant other observable inputs (Level 2) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment
Derivative liability		290,569
Derivative warrants liability
Significant unobservable inputs (Level 3) [Member]
Financial Instruments and Risk Management [Line Items]
Short-term investment
Derivative liability
Derivative warrants liability	$ 4,310,379